Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Apr. 29, 2024 USD ($)
VIP Freedom 2025 Portfolio - Initial Class
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	616
VIP Freedom 2025 Portfolio - Service Class
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
VIP Freedom 2025 Portfolio - Service Class 2
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918